Schedule of assets held for sale (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Assets held for sale	$ 5,479		$ 8,214
Kenshaw solar pty ltd [member]
IfrsStatementLineItems [Line Items]
Assets held for sale			8,214
Percentage of voting equity interests acquired		100.00%
Kenshaw electrical pty ltd [member]
IfrsStatementLineItems [Line Items]
Assets held for sale	$ 5,479